Note 17 - Tangible assets	12 Months Ended
Dec. 31, 2020
Tangible assets Abstract
Tangible Assets Explanatory

17. Tangible assets

The breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets: Breakdown by type of assets and changes in the year 2020. (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties

Cost
Balance at the beginning		6.001	56	6.351	3.516	101	216	337	16.578
Additions		157	54	255	183	-	2	-	651
Retirements		(10)	(23)	(294)	(157)	(3)	(11)	-	(498)
Companies held for sale (*)		(925)	(31)	(366)	(294)	-	-	-	(1.616)
Transfers		(248)	(2)	(5)	(60)	25	18	-	(272)
Exchange difference and other		(595)	(2)	(426)	(127)	-	(24)	8	(1.166)
Balance at the end		4.380	52	5.515	3.061	123	201	345	13.677

Accrued depreciation
Balance at the beginning		1.253	-	4.344	370	11	15	74	6.067
Additions	45	83	-	370	312	12	3	1	781
Additions transfer to discontinued operations (*)		24	-	20	32	-	-	-	76
Retirements		(2)	-	(248)	(10)	-	-	-	(260)
Companies held for sale (*)		(373)	-	(321)	(71)	-	-	-	(765)
Transfers		(42)	-	(12)	(9)	4	1	-	(58)
Exchange difference and other		(110)	-	(294)	(42)	-	(3)	(21)	(470)
Balance at the end		833	-	3.859	582	27	16	54	5.371

Impairment
Balance at the beginning		212	-	-	191	14	26	-	443
Additions	49	18	-	26	68	12	1	-	125
Companies held for sale (*)		(8)	-	-	-	-	-	-	(8)
Transfers		(68)	-	-	10	-	7	-	(51)
Exchange difference and other		(5)	-	(26)	5	-	-	-	(26)
Balance at the end		149	-	-	274	26	34	-	483

Net tangible assets

Balance at the beginning		4.536	56	2.007	2.955	76	175	263	10.068
Balance at the end		3.398	52	1.656	2.205	70	151	291	7.823

(*) Amount is mainly due to the stake in BBVA USA (see Note 3).

Tangible assets. Breakdown by type of assets and changes in the year 2019 (Millions of Euros)
					Right to use asset
					Own use	Investment properties	Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles

Cost
Balance at the beginning		5.939	70	6.314	-	-	201	386	12.910
Additions		90	63	335	3.574	101	12	-	4.175
Retirements		(44)	(20)	(302)	(57)	-	(10)	-	(433)
Transfers		(41)	(51)	(8)	(1)	-	13	-	(88)
Exchange difference and other		57	(6)	12	-	-	-	(49)	14
Balance at the end		6.001	56	6.351	3.516	101	216	337	16.578
Accrued depreciation
Balance at the beginning		1.138	-	4.212	-	-	11	76	5.437
Additions	45	92	-	431	338	11	4	-	876
Additions transfer to discontinued operations (*)		34	-	26	43	-	-	-	103
Retirements		(38)	-	(255)	(3)	-	-	-	(296)
Transfers		(16)	-	(13)	(1)	-	-	-	(30)
Exchange difference and other		43	-	(57)	(7)	-	-	(2)	(23)
Balance at the end		1.253	-	4.344	370	11	15	74	6.067
Impairment
Balance at the beginning		217	-	-	-	-	27	-	244
Additions	49	14	-	20	60	-	-	-	94
Retirements		(3)	-	-	-	-	-	-	(3)
Transfers		(16)	-	-	127	14	(4)	-	121
Exchange difference and other		-	-	(20)	4	-	3	-	(13)
Balance at the end		212	-	-	191	14	26	-	443
Balance at the beginning		4.584	70	2.102	-	-	163	310	7.229
Balance at the end		4.536	56	2.007	2.955	76	175	263	10.068

(*) Amount in 2019 is mainly due to the stake in BBVA USA (see Note 3).

The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented.

Tangible assets. Breakdown by type of assets and changes in the year 2018 (Millions of Euros)
		For own use			Total tangible asset of own use	Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles

Cost
Balance at the beginning		5.490	234	6.628	12.352	228	492	13.072
Additions		445	78	404	927	11	-	938
Retirements		(98)	(17)	(492)	(607)	(149)	(1)	(757)
Transfers		64	(177)	(12)	(125)	(5)	-	(130)
Exchange difference and other		38	(48)	(214)	(224)	116	(105)	(213)
Balance at the end		5.939	70	6.314	12.323	201	386	12.910

Accrued depreciation
Balance at the beginning		1.076	-	4.380	5.456	13	77	5.546
Additions	45	86	-	442	528	5	-	533
Additions transfer to discontinued operations (*)		34	-	27	61	-	-	61
Retirements		(36)	-	(403)	(439)	(8)	-	(447)
Disposal of entities in the year		(3)	-	-	(3)	-	-	(3)
Transfers		(31)	-	(22)	(53)	(2)	-	(55)
Exchange difference and other		12	-	(212)	(200)	3	(1)	(198)
Balance at the end		1.138	-	4.212	5.350	11	76	5.437

Impairment
Balance at the beginning		315	-	-	315	20	-	335
Additions	49	29	-	-	29	(25)	-	4
Additions transfer to discontinued operations (*)		1	-	-	1	-	-	1
Retirements		-	-	-	-	(27)	-	(27)
Transfers		(77)	-	-	(77)	(3)	-	(80)
Exchange difference and other		(51)	-	-	(51)	62	-	11
Balance at the end		217	-	-	217	27	-	244
Net tangible assets

Balance at the beginning		4.099	234	2.248	6.581	195	415	7.191
Balance at the end		4.584	70	2.102	6.756	163	310	7.229

(*) Amount is mainly due to the stake in BBVA USA (see Note 3).

As of December 31, 2020, 2019 and 2018, the cost of fully amortized tangible assets that remained in use were €2,299, €2,658 and €2,624 million respectively while its recoverable residual value was not significant.

The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2020, 2019 and 2018:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2020	2019	2018
BBVA and Spanish subsidiaries	4.294	4.865	2.705
Foreign subsidiaries	3.529	5.203	4.524
Total	7.823	10.068	7.229